Crypto assets held - Changes in Crypto Assets Held (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Reconciliation Of Changes In Crypto Assets [Abstract]
Crypto assets held (non-current assets), beginning balance	[1]	¥ 0	¥ 43
Additions (by business combination)		21
Additions (not by business combination)		458	330
Disposals		(435)	(374)
Crypto assets held (non-current assets), ending balance		43	0	[1]
Cryptocurrency
Reconciliation Of Changes In Crypto Assets [Abstract]
Crypto assets held (non-current assets), beginning balance		0	24
Additions (by business combination)		21
Additions (not by business combination)		458	330
Disposals		(435)	(354)
Crypto assets held (non-current assets), ending balance		43	0
NFT
Reconciliation Of Changes In Crypto Assets [Abstract]
Crypto assets held (non-current assets), beginning balance		0	19
Additions (by business combination)		0
Additions (not by business combination)		0	0
Disposals		0	(19)
Crypto assets held (non-current assets), ending balance		¥ 0	¥ 0

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”